Stock Option Plan and Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plan and Equity Compensation Plan [Abstract]
Summary of the status of stock option plan
A summary of the status of the Company's stock option plan is presented below:

	2012		2011

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$13.97	194,779	$13.72	234,929
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	13.00	(43.179)	12.50	(40,150)

Options outstanding and exercisable at December 31	$14.24	151,600	$13.97	194,779

Information pertaining to options outstanding
Information pertaining to options outstanding at December 31, 2012 is as follows:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$13.00 - $15.00	151,600	1.57 years	$ 14.24